Income taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

	Six months ended March 31,
	2026	2025
	US$	US$
Income tax expense is comprised of the following:
Deferred income tax	-	-
Current income tax	30,139	257,343
	30,139	257,343